Supplement to the
Fidelity® High Yield Factor ETF
December 30, 2022
Summary Prospectus

Michael Weaver no longer serves as a Co-Portfolio Manager of the fund.

HIE-SUSTK-0623-100 1.9910130.100	June 7, 2023